LEGAL MATTERS (Details) (USD $)	1 Months Ended		3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 18, 2012	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2011
Loss Contingencies [Line Items]
Total value of complaint		$ 400,000		$ 400,000
Number of shares related to complaint		1,000,000
Money returned					200,000
Amount received					400,000
Amount due					200,000
Subscription agreement, Secured Convertible Promissory Note							500,000
Subscription agreement, restricted common stock							1,000,000
Subscription agreement, shares of common stock from exercise of warrants							2,000,000
Settlement agreement, agreed contribution amount	100,000
Warrants exercisable, number of shares	800,000
Term in years	5 years
Date from which warrants are exercisable	Dec. 18, 2012
Litigation settlement expense			570			704,247
Issuance of shares for litigation settlement, shares	1,400,000					1,400,000
Issuance of shares for litigation settlement						700,000
Issuance of warrants for litigation settlement						134,800
Accrued interest owed on funds loaned by Bridge Industries						30,447
Tranche One [Member]
Loss Contingencies [Line Items]
Settlement agreement, agreed contribution amount	50,000
Payment date	March 31, 2013
Tranche Two [Member]
Loss Contingencies [Line Items]
Settlement agreement, agreed contribution amount	$ 50,000
Payment date	June 30, 2013